Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal						$ 156,086	$ 41,357	$ 110,579
State						1,175	677	1,467
Foreign						989	1,459	1,262
Total current income taxes						158,250	43,493	113,308
Deferred
Federal						(553,439)	(314,923)	375,260
State						32,443	(22,940)	7,421
Foreign						52,668	25,402
Total deferred income taxes						(468,328)	(312,461)	382,681
Total income taxes	(164,000)	(129,157)	33,972	(75,953)	75,264	(310,078)	(268,968)	495,989
Deferred Tax Liabilities
Accelerated depreciation on flight equipment						4,992,981	5,312,171
Straight line rents							17,472
Other							911
Total Deferred Tax Liabilities						4,992,981	5,330,554
Deferred Tax Assets
Straight line rents						(6,102)
Estimated reimbursements of overhaul rentals						(261,833)	(195,548)
Capitalized overhauls						(80,479)	(71,610)
Rent received in advance						(89,013)	(94,890)
Derivatives						(12,532)	(29,232)
Accruals and reserves						(119,232)	(150,726)
Net operating loss carry forward						(113,866)	(89,865)
Investment in foreign subsidiaries						(52,668)	(25,402)
Other						(52,667)	(13,131)
Total Deferred Tax Assets						(788,392)	(670,404)
Net Deferred Tax Liability						$ 4,204,589	$ 4,660,150